CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Cash and cash equivalents	¥ 425,976	$ 59,997	¥ 533,481
Allowance for doubtful accounts	250,104	35,226	263,956
Prepayments and other current assets	674,100	94,945	777,842
Accrued expenses and other liabilities	1,091,573	153,745	1,145,654
Customer advances and deposits and deferred revenue	288,184	40,590	277,737
Operating lease liabilities	523,790	73,774	544,262
Financing lease liabilities	418	59	11,873
Income tax payable	2,777	391	1,563
Short - term bank loans	401,755	56,586	183,270
Long-term borrowings - current portion	721	102	79,148
Operating lease liabilities	862,514	121,483	1,292,057
Financing lease liabilities	1,231	173	26,024
Long-term bank loan	159,729	22,497	928,894
Other non-current liabilities	22,837	3,216	18,752
Consolidated VIEs
Cash and cash equivalents	9,861	1,392	6,562
Prepayments and other current assets	25,632	3,619	33,064
Accrued expenses and other liabilities	33,230	4,690	20,390
Customer advances and deposits and deferred revenue	34	5
Operating lease liabilities | ¥			376
Financing lease liabilities	20	3	10,383
Short - term bank loans	144,755	20,438	110,142
Financing lease liabilities	370	52	24,702
Other non-current liabilities	17,346	2,449	438
Consolidated VIEs | Nonrecourse
Cash and cash equivalents	27	4	5,042
Prepayments and other current assets | ¥	0		17,909
Accrued expenses and other liabilities	33,230	4,690	20,741
Customer advances and deposits and deferred revenue	34	5	0
Operating lease liabilities | ¥	0		376
Financing lease liabilities	20	3	10,383
Short - term bank loans	144,755	20,438	110,142
Financing lease liabilities	370	52	24,702
Other non-current liabilities	¥ 17,346	$ 2,449	¥ 438
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	1,858,134,053
Ordinary shares, issued shares	261,648,452	261,648,452	255,648,452
Ordinary shares, outstanding shares	261,648,452	261,648,452	255,648,452
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249	94,075,249
Class C ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698	47,790,698
Nonrelated Party
Allowance for doubtful accounts	¥ 250,104	$ 35,226	¥ 263,956
Accounts and notes payable (including accounts and notes payable of the consolidated VIEs without recourse to the primary beneficiary of RMB 22,379 and RMB 45,719 (US$6,456) as of December 31, 2022 and 2023, respectively)	1,640,864	231,110	1,430,004
Nonrelated Party | Consolidated VIEs
Accounts and notes payable (including accounts and notes payable of the consolidated VIEs without recourse to the primary beneficiary of RMB 22,379 and RMB 45,719 (US$6,456) as of December 31, 2022 and 2023, respectively)	45,719	6,456	22,379
Nonrelated Party | Consolidated VIEs | Nonrecourse
Accounts and notes payable (including accounts and notes payable of the consolidated VIEs without recourse to the primary beneficiary of RMB 22,379 and RMB 45,719 (US$6,456) as of December 31, 2022 and 2023, respectively)	¥ 45,719	$ 6,456	¥ 22,379